Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net

(in millions of Canadian dollars)	2012	2011
Freight	$410	$380
Non-freight	155	172

	565	552
Allowance for doubtful accounts	(19)	(34)

Total accounts receivable, net	$546	$518